CONCENTRATION OF REVENUES AND COST OF GOODS SOLD (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF REVENUES

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the years ended September 30,
	2023		2024		2025
	US$		US$		US$
Customer A	3,891,050	10.79%	N/A*		N/A*
Customer B	N/A*		13,805,046	26.46%	5,124,930	11.63%
Customer C	N/A*		N/A*		5,667,971	12.86%

* The corresponding revenue did not contributed over 10% of the total revenue of the Company.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total gross accounts receivable

	As of September 30,
	2024		2025
	US$		US$
Customer A	N/A*		5,229,042	42.46%
Customer B	7,138,207	52.39%	N/A*

* The corresponding revenue did not contributed over 10% of the total gross accounts receivable of the Company.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total cost of services:

	For the years ended September 30,
	2023		2024		2025
	US$		US$		US$
Supplier A	8,624,555	26.46%	8,770,498	18.30%	9,061,542	20.63%
Supplier B	3,813,095	11.70%	N/A *		7,866,050	17.91%

* The corresponding revenue did not contributed over 10% of the total cost of services of the Company.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s accounts payable

	As of September 30,
	2024		2025
	US$		US$
Supplier A	1,590,977	24.30%	920,762	17.44%
Supplier B	876,488	13.39%	585,796	11.10%